Operating segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating Segments
5. OPERATING SEGMENTS
In evaluating the results of the Group and allocating resources, the Group’s Chief Operation Decision Maker (“CODM”) utilizes the information per type of customers. This financial information of the segments is regularly reviewed by the CODM to make decisions about resources to be allocated to each segment and evaluate its performance.

(1) Segment by type of organization
The Group’s reporting segments consist of banking, credit card, capital, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed.

Operational scope
Banking	Loans/deposits and relevant services for Woori Bank subsidiaries’ customers
Credit card	Credit card, cash services, card loans and accompanying business of Woori Card Co., Ltd.
Capital	Installments, loans including lease financing, and accompanying business of Woori Financial Capital Co., Ltd.
Investment Banking	Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd.
Others	Woori Financial Group Inc.,Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Savings Bank., Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute,
(2) The composition of each organization’s sectors for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Banking	Credit card	Investment banking	Others (*1)	Sub-total	Adjustments (*2)	Total
Net Interest income	4,583,386	553,956	54,077	2,290	5,193,709	699,997	5,893,706
Non-interest income (expense)	1,557,247	31,842	33,539	957,880	2,580,508	(1,533,917)	1,046,591
Impairment losses due to credit loss	(32,621)	(259,604)	(572)	(538)	(293,335)	(80,909)	(374,244)
General and administrative expense	(3,478,535)	(190,062)	(31,183)	(323,528)	(4,023,308)	257,231	(3,766,077)
Net operating income (expense)	2,629,477	136,132	55,861	636,104	3,457,574	(657,598)	2,799,976
Share of gain (loss) of associates	(43,102)	—	—	(301)	(43,403)	127,400	83,997
Other non-operating income (expense)	(108,246)	13,889	(3,501)	(1,244)	(99,102)	(61,822)	(160,924)
Non-operating income (expense)	(151,348)	13,889	(3,501)	(1,545)	(142,505)	65,578	(76,927)

Net income (expense) before tax	2,478,129	150,021	52,360	634,559	3,315,069	(592,020)	2,723,049
Tax income (expense)	(616,110)	(35,825)	998	(1,294)	(652,231)	(33,222)	(685,453)

Net income (loss)	1,862,019	114,196	53,358	633,265	2,662,838	(625,242)	2,037,596

Total assets	347,819,743	10,087,342	3,398,960	21,681,769	382,987,814	(21,007,090)	361,980,724
Investment in associate	3,161,729	—	775	19,880,642	23,043,146	(22,236,786)	806,360
Other assets	344,658,014	10,087,342	3,398,185	1,801,127	359,944,668	1,229,696	361,174,364
Total liabilities	323,592,850	8,299,175	3,031,622	1,225,422	336,149,069	339,323	336,488,392

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd.,

(*2)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.

	For the year ended December 31, 2020
	Banking (*1)	Credit card	Investment banking	Others (*2)	Sub-total	Adjustments (*3)	Total
Net Interest income	4,545,155	564,461	78,302	69,188	5,257,106	741,406	5,998,512
Non-interest income (expense)	1,423,286	3,648	34,497	1,071,852	2,533,283	(1,710,849)	822,434
Impairment losses due to credit loss	(512,008)	(195,816)	(4,146)	(43,660)	(755,630)	(28,741)	(784,371)
General and administrative expense	(3,545,186)	(207,301)	(39,039)	(416,595)	(4,208,121)	251,940	(3,956,181)

Net operating income (expense)	1,911,247	164,992	69,614	680,785	2,826,638	(746,244)	2,080,394

Share of gain (loss) of associates	(6,895)	—	170	1,255	(5,470)	106,547	101,077
Other non-operating expense	(50,132)	(5,569)	(945)	(484)	(57,130)	(123,090)	(180,220)
Non-operating income (expense)	(57,027)	(5,569)	(775)	771	(62,600)	(16,543)	(79,143)

Net income (expense) before tax	1,854,220	159,423	68,839	681,556	2,764,038	(762,787)	2,001,251
Tax income (expense)	(437,288)	(39,193)	(5,902)	(29,372)	(511,755)	25,753	(486,002)

Net income (loss)	1,416,932	120,230	62,937	652,184	2,252,283	(737,034)	1,515,249

Total assets	374,120,064	11,366,596	4,332,474	31,872,690	421,691,824	(22,610,807)	399,081,017
Investment in associate	3,382,650	—	2,494	21,586,506	24,971,650	(23,978,359)	993,291
Other assets	370,737,414	11,366,596	4,329,980	10,286,184	396,720,174	1,367,552	398,087,726
Total liabilities	348,706,682	9,312,986	3,803,594	9,606,742	371,430,004	925,168	372,355,172

(*1)	The banking sector includes the Bank and overseas subsidiaries.
(*2)
Other segments include gains and losses from Woori Financial Group Inc., Woori Financial Capital Co., Ltd. (Profit or loss for 3 months after incorporation into subsidiary), Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd.

(*3)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.

	For the year ended December 31, 2021
	Banking (*1)	Credit card	Capital	Investment banking	Others (*2)	Sub-total	Adjustments (*3)	Total
Net interest income	5,158,078	606,506	315,600	108,321	29,515	6,218,020	767,701	6,985,721
Non-interest income(expense)	1,661,903	63,839	95,297	49,419	1,111,422	2,981,880	(1,623,603)	1,358,277
Impairment losses due to credit loss	(140,574)	(164,097)	(122,089)	(1,885)	(19,601)	(448,246)	(88,592)	(536,838)
General and administrative expense	(3,606,715)	(225,175)	(99,048)	(51,490)	(440,601)	(4,423,029)	275,618	(4,147,411)

Net operating income(expense)	3,072,692	281,073	189,760	104,365	680,735	4,328,625	(668,876)	3,659,749

Share of gain (loss) of associates	60,049	—	1,000	750	4,390	66,189	(3,993)	62,196
Other non-operating income (expense)	(19,654)	(7,936)	(16,943)	(660)	(1,071)	15,932	11,364	(34,900)
Non-operating income (expense)	40,395	(7,936)	(15,943)	90	3,319	82,121	7,371	27,296

Net income (expense) before tax	3,113,087	273,137	173,817	104,455	684,054	4,410,746	(661,505)	3,687,045
Tax expense	(773,073)	(72,411)	(33,238)	(24,531)	(16,799)	(937,156)	(4,714)	(924,766)

Net income (loss)	2,340,014	200,726	140,579	79,924	667,255	3,473,590	(666,219)	2,762,279

Total assets	415,976,627	14,116,832	10,259,868	5,159,742	25,627,649	471,140,718	(23,956,847)	447,183,871
Investment in associate	858,706	—	12,403	8,846	22,165,895	23,045,850	(21,710,683)	1,335,167
Other assets	415,117,921	14,116,832	10,247,465	5,150,896	3,461,754	448,094,868	(2,246,164)	445,848,704
Total liabilities	391,360,200	11,858,065	9,073,104	4,559,856	3,284,269	420,090,402	(1,756,726)	418,378,768

(*1)	The banking sector includes the Bank and their consolidated subsidiaries (such as overseas subsidiaries).
(*2)
Other segments include Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Savings Bank, Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.

(*3)	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.
(3) Operating profit or loss from external customers for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
Details	2019	2020	2021
Domestic	2,500,504	1,869,516	3,288,341
Foreign	299,472	210,878	371,408

Total	2,799,976	2,080,394	3,659,749

(4) Major
non-current
assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

Details (*)	December 31, 202 0 (*)	December 31, 202 1 (*)
Domestic	5,026,161	5,201,838
Foreign	433,869	482,930

Total	5,460,030	5,684,768

(*)	Major non-current assets included investments in joint ventures and associates, investment properties, property, plant and equipment, and intangible assets.
(5) Information about major customers
The Group does not have any single customer that generates 10% or more of the Group’s total revenue for the years ended December 31, 2020 and 2021.